Financial Instruments - Schedule of Linkage Terms of Financial Instruments (Details) - Currency risk [member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks and marketable securities)	$ 3,054	$ 3,204
Loans and receivables	1,064	1,144
Total financial assets	4,118	4,348
Trade payable	1,042	1,154
Other accounts payables	703	840
Lease liabilities	1,162	908
Total financial liabilities	2,907	2,902
Total financial assets (liabilities), net	1,211	1,446
Currency ILS [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks and marketable securities)	1,264	1,595
Loans and receivables	561	683
Total financial assets	1,825	2,278
Trade payable	684	649
Other accounts payables	421	695
Lease liabilities	1,162	908
Total financial liabilities	2,267	2,252
Total financial assets (liabilities), net	(442)	26
Unlinked [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks and marketable securities)	1,768	1,585
Loans and receivables	503	461
Total financial assets	2,271	2,046
Trade payable	218	395
Other accounts payables	282	145
Lease liabilities
Total financial liabilities	500	540
Total financial assets (liabilities), net	1,771	1,506
Other [Member]
Schedule of Linkage Terms of Financial Instruments [Line Items]
Cash and cash equivalents (including deposits with banks and marketable securities)	22	24
Loans and receivables
Total financial assets	22	24
Trade payable	140	110
Other accounts payables
Lease liabilities
Total financial liabilities	140	110
Total financial assets (liabilities), net	$ (118)	$ (86)